Expense Example (International Growth Stock Trust, USD $)	12 Months Ended
May 01, 2011
Series I, International Growth Stock Trust
Expense Example:
Year 1	$ 106
Year 3	331
Year 5	574
Year 10	1,271
Series II, International Growth Stock Trust
Expense Example:
Year 1	126
Year 3	393
Year 5	681
Year 10	1,500
Series NAV, International Growth Stock Trust
Expense Example:
Year 1	101
Year 3	315
Year 5	547
Year 10	$ 1,213